Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Accumulated Other Comprehensive Income

NOTE 19. ACCUMULATED OTHER COMPREHENSIVE INCOME

	Unrealized Foreign Currency Translation Gains (Losses)	Foreign Exchange Gain (Loss) on Net Investment Hedge	Accumulated Other Comprehensive Income
December 31, 2016	$587,278	$(430,822)	$156,456
Other comprehensive loss	(146,545)	121,699	(24,846)
December 31, 2017	440,733	(309,123)	131,610
Other comprehensive income	175,630	(145,226)	30,404
December 31, 2018	$616,363	$(454,349)	$162,014